Note 12 - Debt	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
12
- Debt

On
March 2, 2016,
we amended our revolving debt facility with a new senior secured credit facility. The credit facility consists of a
$150.0
million revolving operating credit facility to be available for general corporate purposes including the financing of ongoing working capital needs and acquisitions. The credit facility also provides for an additional
$7.5
million available to support foreign exchange and interest rate hedging. The credit facility has a five
-year maturity with
no
fixed repayment dates prior to the end of the
five
-year term ending
March 2, 2021.
Borrowings under the credit facility are secured by a
first
charge over substantially all of Descartes’ assets. Depending on the type of advance, interest rates under the revolving operating portion of the credit facility are based on the Canada or US prime rate, Bankers’ Acceptance (BA) or London Interbank Offered Rate (LIBOR) plus an additional
0
to
200
basis points based on the ratio of net debt to adjusted earnings before interest, taxes, depreciation and amortization, as defined in the credit agreement. A standby fee of between
20
to
28
basis points will be charged on all undrawn amounts. The credit facility contains certain customary representations, warranties and guarantees, and covenants.

Long-term debt is comprised of the following:

	January 31, 2018	January 31, 2017
Credit facility	37,000	-
Total amount outstanding	37,000	-

Available for use	113,000	150,000

The outstanding balance of
$37.0
million is required to be repaid prior to
March 2, 2021.
No
amounts have been drawn on the facility that are available to support foreign exchange and interest rate hedging. We are in compliance with the covenants of the credit facility as of
January 31, 2018.

As at
January 31, 2018,
we have outstanding letters of credit of approximately
$0.3
million (
$0.3
million as at
January 31, 2017),
which are
not
related to our credit facility.